WARRANT LIABILITIES	12 Months Ended
Dec. 31, 2021
WARRANT LIABILITIES
WARRANT LIABILITIES
12.	WARRANT LIABILITIES

In connection with the private placement on March 18, 2021 (Note 15), the Company sold an aggregate of 1,960,784 warrants with each to purchase one half of one ordinary share at an exercise price of $5.61 per ordinary share. A warrant may be exercised at any time on or after March 18, 2021 and on or prior to 5:00 p.m. (New York City time) on September 18, 2026 but not thereafter.

The holders of warrants are granted with registration rights. If at any time after the six month anniversary of March 18, 2021, there is no effective registration statement registering, or no current prospectus available for the issuance of the warrant shares to the holder and the resale of the warrant shares, then this warrant may also be exercised, in whole or in part, at such time by means of a “cashless exercise”. The warrants are subject to adjustments in the event of 1) stock dividends and splits, 2) subsequent right offerings, 3) pro rata dilutions and 4) fundamental transactions. No fractional shares or scrip representing fractional shares shall be issued upon the exercise of the warrants.

In the event of a fundamental transaction, the Company or any successor entity shall, at the holder’s option, purchase this warrant from the holder by paying to the holder an amount of cash equal to the value of the remaining unexercised portion of the warrant, using Black-Scholes model, on the date of the consummation of such fundamental transaction; provided, however, that, if the fundamental transaction is not within the Company's control, including not approved by the Company's Board of Directors, holder shall only be entitled to receive from the Company or any successor entity the same type or form of consideration (and in the same proportion), at the value of the unexercised portion of the warrant, that is being offered and paid to the holders of ordinary shares of the Company in connection with the fundamental transaction, whether that consideration be in the form of cash, stock or any combination thereof, or whether the holders of ordinary shares are given the choice to receive from among alternative forms of consideration in connection with the fundamental transaction.

If the Company fails for any reason to deliver to the holders the warrant shares subject to a notice of exercise by the warrant share delivery date, the Company shall pay to the holder, in cash, as liquidated damages and not as a penalty, for each $1,000 of warrant shares subject to such exercise (based on the volume weighted average price of the ordinary shares on the date of the applicable Notice of Exercise), $10 per trading day (increasing to $20 per trading day on the fifth (5th) Trading Day after such liquidated damages begin to accrue) for each trading day after such warrant share delivery date until such warrant shares are delivered or holder rescinds such exercise. In addition, cash payment is required as a compensation for buy-in on failure of delivery warrant shares.

12.	WARRANT LIABILITIES (CONTINUED)

The above mentioned cash-settled make-whole provisions led the warrants classified as a derivative warrant liability. The derivative warrant liability was initially recorded at fair value on the closing date of the private placement, and were subsequently remeasured at fair value at each reporting dates. The changes in the fair value of derivative warrant liability were charged to the account of “Changes in fair value of warrant liabilities” in the consolidated statements of operations and comprehensive income (loss).

As of December 31, 2021, the Company had 1,960,784 of private placement warrants outstanding. The warrant liability related to such warrants was remeasured to its fair value at each reporting period. The change in fair value was recognized in the consolidated statements of operations. The change in the fair value of the warrant liabilities is summarized as follows:

Estimated fair value as of January 1, 2021	$—
Issuance of warrants	2,370,376
Changes in estimated fair value	(2,367,632)
Estimated fair value as of December 31, 2021	$2,744

The fair value of the warrant liabilities was estimated using Black-Scholes model. Inherent in these valuations are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical and implied volatilities of selected peer companies as well as its own that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

	As of December 31,	As of March 18,
	2021	2021
Volatility	32.52%	31.26%
Stock price	0.90	6.58
Expected life of the warrants to convert	4.72	5.50
Risk free rate	1.27%	1.09%
Dividend yield	0.0%	0.0%